Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories

	JPY (millions) As of March 31
	2025	2026
Finished products and merchandise	¥323,513	¥426,933
Work-in-process	552,200	641,002
Raw materials and supplies	341,636	328,685
Total	¥1,217,349	¥1,396,620